Share-Based Payments - Summary of Movements in Employee Saveshare Options - Movement in Number of Share Options (Detail) - Employee Saveshare Plans [Member] - Option Option in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April	175	189	197
Granted	80	69	44
Forfeited	(44)	(41)	(18)
Exercised	(1)	(30)	(33)
Expired	(20)	(12)	(1)
Outstanding at 31 March	190	175	189